General and Administrative Expenses	12 Months Ended
Dec. 31, 2021
Selling, general and administrative expense [abstract]
GENERAL AND ADMINISTRATIVE EXPENSES [Text Block]
8. GENERAL AND ADMINISTRATIVE EXPENSES

General and administrative expenses are incurred to support the administration of the business that are not directly related to production. Significant components of general and administrative expenses are comprised of the following:

	Year Ended December 31,
	2021	2020
Corporate administration	$7,806	$5,012
Salaries and benefits	11,636	11,271
Audit, legal and professional fees	4,619	5,353
Filing and listing fees	506	499
Directors fees and expenses	826	842
Depreciation	1,670	1,878
	$27,063	$24,855